nq103117s1.txt 12/20/2017

UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825

American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices) (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2017

American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 1
October 31, 2017
(unaudited)

Market
Common Stocks 96.53% Shares Value

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Semiconductor Cap. Equip. 8.27%

Teradyne Inc.		32,687	1,401,946
	-	----------------------
			1,401,946

Diversified Co. 8.24%

Chemed Corp		4,693	1,048,557
Honeywell Intl Inc.		2,414	348,002
	-	----------------------
			1,396,559

Biotechnology 8.06%

Amgen Inc.		5,287	926,388
Biogen, Inc. *		691	215,357
Novo Nordisk A/S		3,490	173,767
Bioverativ Inc. *		891	50,342
	-	----------------------
			1,365,854

Machinery 7.76%

The Middleby Corporation*		7,817	905,990
Flowserve Corporation		9,281	409,014
	-	----------------------
			1,315,004

Computer Software & Svcs 7.16%

Fair Isaac Corp.		8,359	1,213,392
	-	----------------------
			1,213,392

Entertainment 7.02%

Time Warner Inc.		11,026	1,083,746
Netflix Inc.*		540	106,072
	-	----------------------
			1,189,818

Cable TV 6.17%

Charter Communications Inc.*		3,129	1,045,617
	-	----------------------
			1,045,617

Insurance (Life) 5.41%

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Lincoln National Corporation		12,107	917,468
	-	----------------------
			917,468

Computer & Peripherals 4.34%

Cisco Systems Inc.		21,530	735,250
	-	----------------------
			735,250

Semiconductor 3.55%

Intel Corporation		13,240	602,288
	-	----------------------
			602,288

Railroad 3.48%

Kansas City Southern		5,655	589,364
	-	----------------------
			589,364

Environmental 3.32%

Waste Management Inc.		6,846	562,536
	-	----------------------
			562,536

Drug 3.21%

Bristol-Myers Squibb Company		5,131	316,377
Johnson & Johnson		1,638	228,354
	-	----------------------
			544,731

Online Media 3.08%

Facebook Inc.*		1,521	273,871
Alphabet Inc.*		241	248,963
	-	----------------------
			522,834

Phamacy Services 2.02%

Walgreens Boot Alliance Inc.		5,175	342,947
	-	----------------------
			342,947

Retail Store 1.94%

Dollar Tree Inc. *		3,609	329,321

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	-	----------------------
			329,321

Computer Hardware 1.79%

Apple Inc.		1,795	303,427
	-	----------------------
			303,427

Chemicals 1.68%

NewMarket Corp		362	144,941
Balchem Corporation		1,659	139,837
	-	----------------------
			284,778

Application Software 1.61%

Microsoft Corporation		3,275	272,415
	-	----------------------
			272,415

Insurance Industry (Foreign) 1.55%

AXA S.A ADR (Sponsored)		8,714	263,163
	-	----------------------
			263,163

Banks 1.26%

Bank of America Corporation		4,000	109,560
JP Morgan Chase & Co.		1,040	104,634
	-	----------------------
			214,194

Farm and Construction Machinery 1.24%

Caterpillar Inc.		1,549	210,354
	-	----------------------
			210,354

Home Improvement Stores 1.14%

Home Depot, Inc. (The)		1,171	194,128
	-	----------------------
			194,128

Resturants 0.91%

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Starbucks Corporation		2,823		154,813
	-	----------------------
				154,813

Insurance - Property and Casulity 0.75%

Selective Insurance Group Inc.		2,145		127,842
	-	----------------------
				127,842

Oilfield Svcs/Equip. 0.63%

RPC Inc.		4,388		106,672
	-	----------------------
				106,672

Steel 0.57%

Nucor Corporation		1,680		97,154
	-	----------------------
				97,154

Business Services 0.37%

Paychex Inc.		971		61,940
	-	----------------------
				61,940

Total Value Common Stocks (cost 7,723,651)		96.53%		16,365,811

Cash and Recevable, less liabilities		3.47		589,157
	-	---------------------

Total Net Assets		100.00%		16,954,968
		=======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities				8,660,659
Gross Unrealized depreciation on investment securities				(18,499)
			-	------------
Net Unrealized depreciation on investment securities				8,642,160
Cost of investment securities for federal income tax
purposes				7,723,651

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.

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GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Equity Level 1 Level 2 Level 3 Total
Common Stock $16,954,968 $0 $0 $16,954,968

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ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the
Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits

The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund

By /s/ Timothy E. Taggart
President
Chief Financial Officer
December 20, 2017